Allianz Life Insurance Company of North America
Erik T. Nelson
Associate General Counsel, Senior Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone:  763-765-7453
erik.nelson@allianzlife.com
www.allianzlife.com

VIA EDGAR
December 16, 2022
Securities and Exchange Commission
Office of Insurance Products
100 F Street, NE
Washington, DC  20549-4644

Re:  Allianz Life Insurance Company of North America
 File No. 333-264349 (Allianz Index Advantage Income ADV)

Dear Sir/Madam:
Enclosed for filing please find Post-Effective Amendment No. 1 to the above referenced Registration Statement on Form
S-1.  The primary purpose of this filing is to update prospectus disclosure to reflect the S-1 annual update. We also note that there are additional changes in this filing including terminology and a new feature to the Performance Lock that allows contract owners to reallocate to an index option on days other than an index anniversary.
Any additional required prospectus disclosure, exhibits, final executive compensation disclosure, and updated financial information, to include financial statements as of December 31, 2022, will be provided by an additional post-effective amendment on forms S-1 and N-4.
For the convenience of the staff in reviewing the Registration Statement, a black-lined copy of the prospectus is being sent via email to the Office of Insurance Products of the Division of Investment Management.
Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years.
Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the following address and phone number:
Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone: (763)765-7453.
Sincerely,
Allianz Life Insurance Company of North America

By:  /s/ Erik T. Nelson
       ________________________________________
          Erik T. Nelson